Accounting policies (Schedule of Consolidated Subsidiaries) (Details)	Dec. 31, 2014
SGOCO International [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGOCO Fujian [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Beijing SGOCO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGOCO Shenzhen [Member]
Entity Information [Line Items]
Ownership percentage	100.00%